Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Loss before Taxes	Loss before taxes on income consists of the following:
	Year ended December 31
	2025	2024	2023
Domestic	$6,038	$3,345	$714
Foreign operations (Beamr Inc. and Beamr Imaging RU)	(33)	(38)	(58)
	$6,005	$3,307	$656

Schedule of Deferred Income Taxes	The significant components of the Company’s deferred tax assets are as follows:
	As of December 31
Composition of deferred tax assets:	2025	2024

Net operating loss and capital losses carryforward	$9,704	$7,202
Research and development credits	939	537
Vacation accrual	59	44
Net deferred tax asset before valuation allowance	10,702	7,783

Valuation allowance	(10,702)	(7,783)
Net deferred tax assets	$-	$-